Nature of operations and summary of significant accounting policies (Details-Contract assets) - Rubicon Technologies L L C [Member] - Rubicon [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Contract asset beginning	$ 43,357	$ 55,088
Invoiced to customers in the current period	(43,513)	(56,892)
Changes in estimate related to prior period	156	1,804
Estimated accrual related to current period	56,984	43,357
Contract asset ending	$ 56,984	$ 43,357